Exhibit 99.4

Rebuttal Findings 10.16.2026

Seller:

Deal ID:

Total Loan Count: 736

Loans by Grade in Population
Loan Grade	Count	Percentage
1	651	88.45%
2	36	4.89%
3	49	6.66%

Trade Summary
Loan Status	Count	Percentage
Review Complete	684	92.93%
In Rebuttal	52	7.07%

				Finding Status				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	3	4	2	1
3	96	81	81	51	45	0	0	50	0	34	12
2	2	0	0	2	0	0	0	0	0	2	0
1	2112	0	0	2112	0	0	0	0	0	0	2112

		Initial Finding Grade			Final Finding Grade
Exceptions	Count	3	4	2	3	4	2
Compliance	29	27	0	2	15	0	2
Security Instrument - Name Discrepancy	10	10	0	0	2	0	0
Security Instrument - Non-Borrowing Spouse/Missing	4	4	0	0	4	0	0
ROR - Timing	2	2	0	0	2	0	0
HOC - Inaccurate	2	0	0	2	0	0	2
Security Instrument - Incomplete	2	2	0	0	2	0	0
Note - Missing Signature	2	2	0	0	1	0	0
Rescission Test	1	1	0	0	1	0	0
Security Instrument - Inaccurate	1	1	0	0	1	0	0
Security Instrument - Trust Missing	1	1	0	0	1	0	0
ROR - Other	1	1	0	0	0	0	0
Compliance Finding - Other	1	1	0	0	1	0	0
State Disclosure - Texas Home Equity Loan Consumer Disclosure (12-Day Letter)/Missing	1	1	0	0	0	0	0
State Disclosure - Texas Home Equity Loan Interest and Fees Preclosing Disclosure/Missing	1	1	0	0	0	0	0
Valuation	69	69	0	0	35	0	34
Appraisal - Value is not supported within a 10% variance	69	69	0	0	35	0	34